Stock-Based Compensation and Other Benefit Plans - Summary of Stock Based Compensation Expense (Detail) - Stock Option Plan 2008 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense	$ 1,290	$ 1,069
Amount of cash received from exercise of awards	468	59
Unrecognized compensation expense related to stock-based compensation	$ 1,218	$ 2,751
Weighted-average life over which expense is expected to be recognized (years)	2 years 6 months	3 years 3 months 19 days